4 Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Schedule of assets and liabilities information for the Company's operating segments

The following table presents assets and liabilities information for the Company's operating segments as of December 31, 2019:

	Business Unit 1	Business Unit 2	Total reportable segments	Elimination (inter-segment transactions) **	Total
As of December 31, 2019
Total assets	2,714,161	199,285	2,913,446	(993)	2,912,453
Current assets	1,026,857	85,901	1,112,758	(993)	1,111,765
Non-current assets	1,687,304	113,384	1,800,688	-	1,800,688

Total liabilities and equity	2,714,161	199,285	2,913,446	(993)	2,912,453
Current liabilities	312,303	21,919	334,222	(993)	333,229
Non-current liabilities	360,005	105,493	465,498	-	465,498
Equity	2,041,853	71,873	2,113,726	-	2,113,726

	Unit 1	Unit 2	Total reportable segments	Elimination (inter-segment transactions)	Total
As of December 31, 2019
Other disclosures
Investments in associate	45,634	-	45,634	-	45,634
Capital expenditures (*)	167,427	8,282	175,709	-	175,709

(*) Capital expenditures consider the acquisitions of property and equipment and intangible assets, including the acquisition of IPEC licenses in the amount of R$ 108,000 (R$ 54,000 paid and included in the acquisition of intangible assets in the cash flows used in investing activities) as described in Note 12.

Schedule of operating income for each operating segment

The following table presents statements of income for the Company's operating segments for the year ended December 31, 2019:

	Unit 1	Unit 2	Total reportable segments	Adjustments and eliminations **	Total
External costumer	653,760	96,870	750,630	-	750,630
Inter-segment	-	3,880	3,880	(3,880)	-
Net revenue	653,760	100,750	754,510	(3,880)	750,630
Cost of services	(279,066)	(33,667)	(312,733)	3,880	(308,853)
Gross profit	374,694	67,083	441,777	-	441,777
General and administrative expenses					(239,120)
Other income, net					2,594
Operating profit					205,251
Finance income					51,689
Finance expenses					(72,365)
Share of income of associate					2,362
Income before income taxes					186,937
Income taxes expense					(14,175)
Net income					172,762

(**) These eliminations are related to sale transactions from Medcel to other entities in Business Unit 1.